Inventories - Additional Information (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Impairment loss	S/ 31,000	S/ 18,000
Capitalised financing cost	7,900	5,900
Construction material	27,852	51,131
Viva GyM [member]
Disclosure of inventories [line items]
Impairment loss	9,200	0
GyM S A [member]
Disclosure of inventories [line items]
Construction material	S/ 27,800	S/ 50,000
Bottom of range [member]
Disclosure of inventories [line items]
Interest rate	7.00%	7.00%
Top of range [member]
Disclosure of inventories [line items]
Interest rate	12.00%	11.22%